Segment Information (Tables)	12 Months Ended
May 31, 2025
Segment Reporting [Abstract]
Schedule of Segment Reporting Information, by Segment
For the year ended May
 31, 2023

	Educational services and test preparation courses	Private label products and livestreaming e-commerce	Overseas study consulting services	Others	Consolidated
	US$	US$	US$	US$	US$
Net revenues	1,914,865	557,508	354,764	170,623	2,997,760
Less:
Cost of revenues	(793,423)	(345,211)	(179,284)	(91,520)	(1,409,438)
Selling and marketing	(261,606)	(45,611)	(80,528)	(45,657)	(433,402)
General and administrative	(519,765)	(34,238)	(61,861)	(65,725)	(681,589)
Unallocated corporate expenses	—	—	—	—	(283,285)

Segment operating income/(loss) (1)	340,071	132,448	33,091	(32,279)	190,046
Unallocated items (2)					111,383

Income before income taxes					301,429

Segment assets	1,728,371	282,558	109,422	149,017	2,269,368
Unallocated corporate assets	—	—	—	—	4,123,090

Total assets	1,728,371	282,558	109,422	149,017	6,392,458

For the year ended May
 31, 2024

	Educational services and test preparation courses	Private label products and livestreaming e-commerce	Overseas study consulting services	Others	Consolidated
	US$	US$	US$	US$	US$
Net revenues	2,716,174	900,614	439,744	257,054	4,313,586
Less:
Cost of revenues	(1,027,889)	(677,270)	(214,602)	(131,199)	(2,050,960)
Selling and marketing	(348,121)	(124,975)	(92,865)	(77,785)	(643,746)
General and administrative	(755,074)	(77,626)	(57,204)	(75,657)	(965,561)
Unallocated corporate expenses	—	—	—	—	(302,894)

Segment operating income/(loss) (1)	585,090	20,743	75,073	(27,587)	350,425
Unallocated items (2)					84,483

Income before income taxes					434,908

Segment assets	2,217,342	831,620	119,725	486,305	3,654,992
Unallocated corporate assets	—	—	—	—	3,876,681

Total assets	2,217,342	831,620	119,725	486,305	7,531,673

For the year ended May
 31, 2025

	Educational services and test preparation courses	Private label products and livestreaming e-commerce	Overseas study consulting services	Others	Consolidated
	US$	US$	US$	US$	US$
Net revenues	3,456,189	600,281	516,367	327,425	4,900,262
Less:
Cost of revenues	(1,319,315)	(410,377)	(251,782)	(201,817)	(2,183,291)
Selling and marketing	(414,669)	(121,421)	(103,015)	(121,174)	(760,279)
General and administrative	(913,775)	(78,778)	(79,071)	(93,100)	(1,164,724)
Unallocated corporate expenses	—	—	—	—	(363,718)

Segment operating income/(loss) (1)	808,430	(10,295)	82,499	(88,666)	428,250
Unallocated items (2)					93,877

Income before income taxes					522,127

Segment assets	2,682,938	846,535	125,030	447,498	4,102,001
Unallocated corporate assets	—	—	—	—	3,703,498

Total assets	2,682,938	846,535	125,030	447,498	7,805,499

Summary of Depreciation and Amortization Expenses
(1)	A summary of depreciation and amortization expenses for the years presented is as follows:

	For the years ended May 31,
	2023	2024	2025
Educational services and test preparation courses	97,413	80,277	110,946
Private label products and livestreaming e-commerce	1,394	1,973	2,296
Overseas study consulting services	4,243	4,517	5,867
Others	19,653	20,053	26,779

Total	122,703	106,820	145,888

Summary of Material Unallocated Items
(2)	A summary of material unallocated items for the years presented is as follows:

	For the years ended May 31,
	2023	2024	2025
Interest income	114,453	153,589	119,605
Other items	(3,070)	(69,106)	(25,728)

Total	111,383	84,483	93,877